12. INCOME TAXES (Tables) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Provision for Federal Income Tax
December 31, 2013

Federal income tax benefit attributable to:
Current operations	$479,195
Less: valuation allowance	(479,195)
Net provision for Federal income taxes	$—

Deferred Tax Amount
December 31, 2013

Deferred tax asset attributable to:
Net operating loss carry over	$71,879
Less: valuation allowance	(71,879)
Net deferred tax asset	$—